Warrants	12 Months Ended
Dec. 31, 2021
Warrants [Abstract]
Warrants
NOTE 8 – WARRANTS
Warrants issued to purchase Common Stock
On December 29, 2020, in connection with the 2020 SVB Loan, the Company issued warrants for the purchase of 53,693 shares of Common Stock at an exercise price of $0.88 per share. On March 12, 2021, the Company amended the December 29, 2020 warrant agreement such that there would be issuances of warrants upon execution of the amendment and on the draw date of the debt. On the date of the amendment, the Company issued 53,693 warrants at an exercise price of $6.56 per share with an expiration date of March 12, 2033. When the draw occurred on May 25, 2021, the Company issued warrants for the purchase of an additional 53,693 shares of Common Stock to SVB at an exercise price of $6.56 per share with an expiration date of March 12, 2033. As of December 31, 2021, the full amount of the debt has been drawn and 161,079 warrants were issued and outstanding associated with the amended agreement, comprised of 53,693 and 107,386 warrants issued in 2020 and 2021, respectively. The SVB warrants are classified as a derivative liability pursuant to ASC
815-40,
Derivatives and Hedging (“ASC
815-40”)
and adjusted to their fair value with changes in fair value recognized in earnings. Refer to Note 5 for further information regarding this loan.
On February 2, 2020, for UPS’s role in assisting to lead and secure the Series B Preferred Stock financing round, the Company issued UPS warrants to purchase up to 209,564 shares of the Company’s Common Stock. The exercise price for the warrants issued to UPS is $0.00005 per share. The warrants are classified as equity and were recorded at fair value upon issuance.

On April 13, 2021, the Company issued warrants for the purchase of 287,843 shares of Common Stock to holders of the Related Party Convertible Notes I, as further discussed in Note 5. The warrants have an exercise price of $0.005 per share with an expiration date of April 13, 2031. The warrants are classified as equity and were recorded at fair value upon issuance with a corresponding discount to the Related Party Convertible Notes I.
On September 10, 2021, the Company issued warrants for the purchase of 218,494 shares of Common Stock to SVB at an exercise price of $10.17 per share with an expiration date of September 10, 2033. These warrants were granted in conjunction with a term loan of up to $20.0 million. As of December 31, 2021, $20.0 million of the debt has been drawn. The SVB warrants are classified as equity and were recorded at fair value upon issuance with a corresponding discount to the notes. Refer to Note 5 for further information regarding this loan.
A summary of the Common Stock warrant activity for the years ended December 31, 2021 and 2020 is as follows:

	Number of warrants	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual term (years)
Outstanding at January 1, 2020	1,663,325	$0.41	$0.82
Granted	263,257	0.18	1.09
Exercised	—	—	—

Outstanding at December 31, 2020	1,926,582	$0.38	$0.85	4.06

Exercisable	1,926,582

	Number of warrants	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual term (years)
Outstanding at January 1, 2021	1,926,582	$0.38	$0.85
Granted	613,723	4.77	8.85
Exercised	—	—	—

Outstanding at December 31, 2021	2,540,305	$1.44	$2.79	4.84

Exercisable	2,540,305

As of December 31, 2021 and 2020, there are warrants allowing for the purchase of up to 2,540,305 and 1,926,582 shares of Common Stock, respectively. Warrants are exercisable at any time, at the option of the holder, into Common Stock at a rate of 1 to 1 initially, subject to adjustments for dilution.
Other than warrants accounted for under ASC 718, the Company evaluated the warrants for liability or equity classification in accordance with the provisions of ASC 480 and ASC
815-40.
Based on the provisions governing the warrants in the applicable agreements, the Company determined that the warrants associated with the 2018 SVB loans, 2021 SVB loans, and Related Party Convertible Notes I meet the criteria required to be classified as an equity award. Accordingly, the warrants were recorded at their grant date fair value with no subsequent remeasurement. The 2020 SVB loan warrants associated with the financing agreement have been determined to be liability classified. Accordingly, the warrants were recorded at their initial fair value and are remeasured at fair value at each subsequent reporting date. Additionally, all warrants issued are immediately exercisable and expire on an expiration date specified in each agreement. Warrants issued to XMS Capital Partners, LLC (“XMS”) and UPS are accounted for pursuant to ASC 718, Compensation—Stock Compensation (“ASC 718”). Refer to Note 9 for further information regarding stock-based compensation.
Warrants issued to purchase Series
A-3
Preferred Stock
On October 4, 2018, in connection with obtaining a $3.0 million loan from ATEL to finance equipment purchases, the Company issued a warrant to purchase up to 188,650 Series
A-3
Preferred shares at a price of $0.79 per share. 66,625 warrants were issued in conjunction with the term loan and have an expiration date that is the earlier of October 4, 2033 or the 5th anniversary of an initial public offering (“IPO”) closing. This warrant to purchase 66,625 shares represents all
A-3
warrants outstanding as of December 31, 2021 and 2020, respectively.
The Company evaluated the Series
A-3
warrants issued to ATEL for liability or equity classification in accordance with the provisions of ASC 480 and ASC
815-40.
Based on the provisions governing the warrants in the applicable agreement, the ATEL Series
A-3
warrants have been determined to be liability classified. Accordingly, the warrants were recorded at their initial fair value and are remeasured at fair value at each subsequent reporting date. All Series
A-3
warrants issued are immediately exercisable and expire on the expiration date specified in the warrant agreement.
The Company recognized expense of $2.2 million and $83 thousand related to liability classified warrants during the years ended December 31, 2021 and 2020, respectively, which included changes in fair value and interest expense associated with the amortization of discounts allocated to the related debt liabilities. The Company recognized $1.8 million and $0.3 million of expense related to equity classified warrants (under ASC 718) during the years ended December 31, 2021 and 2020, respectively, which included the costs recognized upon issuance and interest expense associated with the amortization of discounts allocated to the related debt liabilities.
The number and kind of securities purchasable upon the exercise of these warrants and their exercise price shall be subject to adjustment from time to time upon the occurrence of certain events which may impact the exercise price and number of shares issued, including (a) stock dividends or splits, etc. (b) reclassification, exchange, combinations or substitution or (c) adjustments to conversion price.